LIQUIDITY AND GOING CONCERN (Details Narrative) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Retained Earnings (Accumulated Deficit)	$ 29,987,945	$ 21,800,763
Shareholders' equity	3,131,463	(8,971,492)	$ (1,147,016)
[custom:WorkingCapital-0]	2,200,000
Debt, Current	3,300,000
Cash and Cash Equivalents, at Carrying Value	$ 1,013,000	$ 3,152,993